Cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
ifrs_Cash and Cash Equivalents [Line Items]
Cash at bank	$ 514,078	$ 916,488
Cash and cash equivalents	514,078	916,488	[1]	$ 585,416	$ 898,802
AAA (F1+)
ifrs_Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	20,916	127,781
A+
ifrs_Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	22,790
A (F1)
ifrs_Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	244,483	628,033
BBB+
ifrs_Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	506
BBB
ifrs_Cash and Cash Equivalents [Line Items]
Cash and cash equivalents		3,143
BBB-
ifrs_Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	115	162
B
ifrs_Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	217,335	157,277
B-
ifrs_Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	7,242
C
ifrs_Cash and Cash Equivalents [Line Items]
Cash and cash equivalents		67
Not rated
ifrs_Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 691	$ 25

[1]	Re-presented to reflect the measurement period adjustments in respect of updates to the accounting for the acquisition of I-Systems Soluções de Infraestrutura S.A. in November 2021 (refer to note 31).